MARKETABLE SECURITIES (Schedule of Maturity Dates of Debt Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
MARKETABLE SECURITIES [Abstract]
Proceeds from sale and maturity of marketable securities	$ 22,502	$ 3,977
Due within one year	22,485
1 to 2 years	27,046
2 to 3 years	5,239
Total	$ 54,770